SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Receivables from Customers (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Balance at the beginning of the year	$ 0
Accruals (reversals)	91,788
Balance at the end of the year	$ 91,788